Shareowners' Equity (Roll forward schedule) (Details) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 03, 2015	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Preferred stock, value, issued	$ 6.0					$ 0.0					$ 6.0		$ 0.0		$ 0.0	$ 5,944.0
Common Stock, Value, Issued	702.0					702.0					702.0		702.0		702.0
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance					$ (18,172.0)					$ (9,119.0)	(18,172.0)		(9,119.0)		(20,229.0)
Other Comprehensive Income (Loss), before Reclassifications											(3,312.0)		(12,088.0)		8,844.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax											4,956.0		3,035.0		2,265.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent											1,644.0		(9,053.0)		11,109.0
Accumulated Other Comprehensive Income (Loss) Ending balance	(16,529.0)					(18,172.0)					(16,529.0)		(18,172.0)		(9,119.0)
Other Capital [Abstract]
Additional Paid in Capital, Beginning Balance					32,889.0					32,494.0	32,889.0		32,494.0		33,070.0
Gains (losses) on treasury stock dispositions and other											(4,724.0)		(396.0)		576.0
Additional Paid in Capital, Ending Balance	37,613.0					32,889.0					37,613.0		32,889.0		32,494.0
Retained Earnings [Abstract]
Retained Earnings (Accumulated Deficit), Beginning Balance					155,333.0					149,051.0	155,333.0		149,051.0		144,055.0
Net Income (Loss) Attributable to Parent	6,301.0		$ 2,506.0	$ (1,360.0)	(13,573.0)	5,152.0		$ 3,536.0	$ 3,546.0	2,999.0	(6,126.0)		15,233.0		13,057.0
Dividends											(9,161.0)		(8,948.4)		(8,060.0)
Redemption value adjustment											(25.0)		(2.0)		(1.0)
Retained Earnings (Accumulated Deficit), Ending Balance	140,020.0					155,333.0					140,020.0		155,333.0		149,051.0
Common Stock Held In Treasury [Abstract]
Treasury Stock, Value, Beginning Balance					$ (42,593.0)					$ (42,561.0)	(42,593.0)		(42,561.0)		(34,571.0)
Purchases											(23,762.0)		(1,950.0)		(10,466.0)
Dispositions											2,816.0		1,917.0		2,477.0
Treasury Stock, Value, Ending Balance	(63,539.0)					(42,593.0)					(63,539.0)		(42,593.0)		(42,561.0)
Equity [Abstract]
Equity ending balance	98,274.0					128,159.0					98,274.0		128,159.0		130,566.0		$ 123,026.0
Stockholders' Equity Attributable to Noncontrolling Interest	1,864.0	[1]				8,674.0	[1]				1,864.0	[1]	8,674.0	[1]	6,217.0		$ 5,444.0
Total equity balance	$ 100,138.0					$ 136,833.0					$ 100,138.0		$ 136,833.0		$ 136,783.0

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (264) million and $ (194) milli on at December 31, 2015 and 2014 , respectively.